Medicare Part D (Tables)	12 Months Ended
Dec. 31, 2010
Medicare Part D [Abstract]
Balance Sheet Accounts Associated With Medicare Part D

	2010		2009
	Risk Corridor Settlement	CMS Subsidies	Risk Corridor Settlement	CMS Subsidies
	(in thousands)

Other current assets	$1,563	$16,211	$2,165	$11,660
Trade accounts payable and accrued expenses	(389,203)	(170,231)	(146,750)	(402,854)

Net current liability	$(387,640)	$(154,020)	$(144,585)	$(391,194)